Average Annual Total Returns	Stadion Tactical Growth Fund Class I Shares 1 Year	Stadion Tactical Growth Fund Class I Shares 5 Years	Stadion Tactical Growth Fund Class I Shares 10 Years	Stadion Tactical Growth Fund Class I Shares Since Inception	Stadion Tactical Growth Fund Class A Shares 1 Year	Stadion Tactical Growth Fund Class A Shares 5 Years	Stadion Tactical Growth Fund Class A Shares 10 Years	Stadion Tactical Growth Fund Class A Shares Since Inception	Stadion Tactical Growth Fund Class C Shares 1 Year	Stadion Tactical Growth Fund Class C Shares 5 Years	Stadion Tactical Growth Fund Class C Shares 10 Years	Stadion Tactical Growth Fund Class C Shares Since Inception	Stadion Tactical Growth Fund Performance Table Heading	Stadion Tactical Growth Fund Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes) 1 Year	Stadion Tactical Growth Fund Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes) 5 Years	Stadion Tactical Growth Fund Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes) 10 Years	Stadion Tactical Growth Fund Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes) Since Inception	Stadion Tactical Growth Fund Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes) Inception Date	Stadion Tactical Growth Fund After Taxes on Distributions Class I Shares 1 Year	Stadion Tactical Growth Fund After Taxes on Distributions Class I Shares 5 Years	Stadion Tactical Growth Fund After Taxes on Distributions Class I Shares 10 Years	Stadion Tactical Growth Fund After Taxes on Distributions Class I Shares Since Inception	Stadion Tactical Growth Fund After Taxes on Distributions and Sales Class I Shares 1 Year	Stadion Tactical Growth Fund After Taxes on Distributions and Sales Class I Shares 5 Years	Stadion Tactical Growth Fund After Taxes on Distributions and Sales Class I Shares 10 Years	Stadion Tactical Growth Fund After Taxes on Distributions and Sales Class I Shares Since Inception	Stadion Tactical Defensive Fund Class A Shares 1 Year	Stadion Tactical Defensive Fund Class A Shares 5 Years	Stadion Tactical Defensive Fund Class A Shares 10 Years	Stadion Tactical Defensive Fund Class A Shares Since Inception	Stadion Tactical Defensive Fund Class A Shares Inception Date	Stadion Tactical Defensive Fund Class C Shares 1 Year	Stadion Tactical Defensive Fund Class C Shares 5 Years	Stadion Tactical Defensive Fund Class C Shares 10 Years	Stadion Tactical Defensive Fund Class C Shares Since Inception	Stadion Tactical Defensive Fund Class C Shares Inception Date	Stadion Tactical Defensive Fund Class I Shares 1 Year	Stadion Tactical Defensive Fund Class I Shares 5 Years	Stadion Tactical Defensive Fund Class I Shares 10 Years	Stadion Tactical Defensive Fund Class I Shares Since Inception	Stadion Tactical Defensive Fund Class I Shares Inception Date	Stadion Tactical Defensive Fund Performance Table Heading	Stadion Tactical Defensive Fund After Taxes on Distributions Class A Shares 1 Year	Stadion Tactical Defensive Fund After Taxes on Distributions Class A Shares 5 Years	Stadion Tactical Defensive Fund After Taxes on Distributions Class A Shares 10 Years	Stadion Tactical Defensive Fund After Taxes on Distributions Class A Shares Since Inception	Stadion Tactical Defensive Fund After Taxes on Distributions Class A Shares Inception Date	Stadion Tactical Defensive Fund After Taxes on Distributions and Sales Class A Shares 1 Year	Stadion Tactical Defensive Fund After Taxes on Distributions and Sales Class A Shares 5 Years	Stadion Tactical Defensive Fund After Taxes on Distributions and Sales Class A Shares 10 Years	Stadion Tactical Defensive Fund After Taxes on Distributions and Sales Class A Shares Since Inception	Stadion Tactical Defensive Fund After Taxes on Distributions and Sales Class A Shares Inception Date	Stadion Tactical Defensive Fund Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes) 1 Year		Stadion Tactical Defensive Fund Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes) 5 Years		Stadion Tactical Defensive Fund Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes) 10 Years		Stadion Tactical Defensive Fund Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes) Since Inception		Stadion Tactical Defensive Fund Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes) Inception Date	Stadion Trilogy Alternative Return Fund Class A Shares 1 Year	Stadion Trilogy Alternative Return Fund Class A Shares 5 Years	Stadion Trilogy Alternative Return Fund Class A Shares Since Inception	Stadion Trilogy Alternative Return Fund Class C Shares 1 Year	Stadion Trilogy Alternative Return Fund Class C Shares 5 Years	Stadion Trilogy Alternative Return Fund Class C Shares Since Inception	Stadion Trilogy Alternative Return Fund Class I Shares 1 Year	Stadion Trilogy Alternative Return Fund Class I Shares 5 Years	Stadion Trilogy Alternative Return Fund Class I Shares Since Inception	Stadion Trilogy Alternative Return Fund Performance Table Heading	Stadion Trilogy Alternative Return Fund After Taxes on Distributions Class A Shares 1 Year	Stadion Trilogy Alternative Return Fund After Taxes on Distributions Class A Shares 5 Years	Stadion Trilogy Alternative Return Fund After Taxes on Distributions Class A Shares Since Inception	Stadion Trilogy Alternative Return Fund After Taxes on Distributions and Sales Class A Shares 1 Year	Stadion Trilogy Alternative Return Fund After Taxes on Distributions and Sales Class A Shares 5 Years	Stadion Trilogy Alternative Return Fund After Taxes on Distributions and Sales Class A Shares Since Inception	Stadion Trilogy Alternative Return Fund Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees expenses or taxes) 1 Year	Stadion Trilogy Alternative Return Fund Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees expenses or taxes) 5 Years	Stadion Trilogy Alternative Return Fund Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees expenses or taxes) Since Inception	Stadion Trilogy Alternative Return Fund Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees expenses or taxes) Inception Date	Stadion Trilogy Alternative Return Fund HFRX Absolute Return Index (reflects no deduction for fees expenses or taxes) 1 Year	Stadion Trilogy Alternative Return Fund HFRX Absolute Return Index (reflects no deduction for fees expenses or taxes) 5 Years	Stadion Trilogy Alternative Return Fund HFRX Absolute Return Index (reflects no deduction for fees expenses or taxes) Since Inception
Total	15.03%	5.60%	8.68%	6.80%	8.17%	4.12%	7.77%	6.13%	12.96%	4.56%	7.60%	5.73%	Average Annual Total Returns (for periods ended December 31, 2019)	22.95%	7.96%	9.07%	7.82%	May 03, 2004	13.76%	5.19%	6.75%	5.39%	9.79%	4.35%	6.39%	5.08%	6.01%	3.37%	4.96%	3.76%	Sep. 15, 2006	10.61%	3.82%	4.76%	3.42%	Oct. 01, 2009	12.61%	4.83%	5.80%	4.44%	May 28, 2010	Average Annual Total Returns (for periods ended December 31, 2019)	5.91%	3.06%	4.45%	3.31%	Sep. 15, 2006	3.62%	2.53%	3.78%	2.86%	Sep. 15, 2006	19.03%	[1]	6.75%	[1]	7.72%	[1]	6.48%	[1]	Sep. 15, 2006	(2.79%)	0.24%	1.06%	1.43%	0.66%	1.09%	3.44%	1.69%	2.09%	Average Annual Total Returns (for periods ended December 31, 2019)	(3.16%)	(0.02%)	0.83%	(1.44%)	0.17%	0.82%	8.72%	3.05%	2.95%	Apr. 02, 2012	4.37%	2.07%	1.95%

[1]	Class A shares began operations on September 15, 2006, Class C shares began operations on October 1, 2009, Class I shares began operations on May 28, 2010.